Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	1,000,000,000	4,163,600
Common Stock, Shares Authorized (in shares)	1,000,000,000	4,163,600
Common Stock, Shares, Outstanding (in shares)	5,674,520	518,140
Series Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in shares)	30,000,000	0
Preferred Stock, Shares Outstanding (in shares)	0	0
Preferred Stock, Shares Issued (in shares)	0
Series A-1 Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001
Temporary Equity, Shares Authorized (in shares)	0	1,960,600
Temporary Equity, Shares Outstanding (in shares)	0	1,960,600
Temporary Equity, Shares Issued (in shares)	0	1,960,600
Series A-2 Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001
Temporary Equity, Shares Authorized (in shares)	0	335,711
Temporary Equity, Shares Outstanding (in shares)	0	335,711
Temporary Equity, Shares Issued (in shares)	0	335,711
Series B Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001
Temporary Equity, Shares Authorized (in shares)	0	1,034,890
Temporary Equity, Shares Outstanding (in shares)	0	1,034,890
Temporary Equity, Shares Issued (in shares)	0	1,034,890